Fair values of financial instruments carried at fair value - Sensitivity of fair values to reasonably possible alternative assumptions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 1,936	$ 1,597
Unfavourable changes reflected in profit or loss	(1,475)	(1,643)
Favourable changes reflected in OCI	47	61
Un-favourable changes reflected in OCI	$ (50)	(66)
Confidence level corresponding to results of technique other than confidence level technique used for determining risk adjustment for non-financial risk	95.00%
Derivatives, trading assets and trading liabilities | Derivatives, trading liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	$ 481	492
Unfavourable changes reflected in profit or loss	(313)	(531)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Financial assets designated and otherwise mandatorily measured at fair value through profit or loss | Financial liabilities designated at fair value
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	1,434	1,092
Unfavourable changes reflected in profit or loss	(1,141)	(1,100)
Favourable changes reflected in OCI	0	0
Un-favourable changes reflected in OCI	0	0
Financial investments
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Favourable changes reflected in profit or loss	21	13
Unfavourable changes reflected in profit or loss	(21)	(12)
Favourable changes reflected in OCI	47	61
Un-favourable changes reflected in OCI	$ (50)	$ (66)